Label	Element	Value
SA Columbia Focused Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SA Columbia Focused Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and fee waivers remain in effect only for the period ending July 29, 2018. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stocks of large-cap companies.

The Portfolio utilizes a “focus” strategy, which means the subadviser actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. The Portfolio will generally hold between 25 to 35 securities, although the subadviser may, in its discretion, hold more or fewer securities.

The Portfolio may invest in foreign securities either directly or indirectly through depositary receipts. The Portfolio may invest in additional financial instruments for the purpose of cash management or to hedge a security position.

The subadviser may engage in frequent and active trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling. In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.

Focused Portfolio Risk. The Portfolio, because it invests in a limited number of companies, may have more volatility in its net asset value (“NAV”) and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV. To the extent the Portfolio invests its assets in fewer securities, the Portfolio is subject to greater risk of loss if any of those securities decline in price.

Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect your performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective July 29, 2015, Columbia Management Investment Advisers, LLC (“Columbia”) assumed management of the Portfolio, which was previously managed by Janus Capital Management LLC and Marsico Capital Management, LLC.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 1000® Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year-to-date calendar return as of June 30, 2017 was 24.08%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.60%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2016)
SA Columbia Focused Growth Portfolio | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.33%
SA Columbia Focused Growth Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.76%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	560
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,278
Annual Return 2007	rr_AnnualReturn2007	23.56%
Annual Return 2008	rr_AnnualReturn2008	(44.83%)
Annual Return 2009	rr_AnnualReturn2009	38.64%
Annual Return 2010	rr_AnnualReturn2010	25.03%
Annual Return 2011	rr_AnnualReturn2011	(6.96%)
Annual Return 2012	rr_AnnualReturn2012	13.25%
Annual Return 2013	rr_AnnualReturn2013	33.48%
Annual Return 2014	rr_AnnualReturn2014	7.13%
Annual Return 2015	rr_AnnualReturn2015	3.49%
Annual Return 2016	rr_AnnualReturn2016	(8.90%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
SA Columbia Focused Growth Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,450
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.16%
SA Columbia Focused Growth Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,563
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%

[1]	Pursuant to an Advisory Fee Waiver Agreement, the investment adviser, SunAmerica Asset Management, LLC ("SunAmerica"), is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio is equal to 0.69% of the Portfolio's daily net assets. This waiver agreement may be modified or discontinued prior to July 29, 2018 only with the approval of the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of the trustees of the Board who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.